Intangibles (Net of Amortization) and Goodwill (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer Bases [Member]	Dec. 31, 2012 Trademarks and Trade Names [Member]	Dec. 31, 2012 Minimum [Member] Contracts [Member]	Dec. 31, 2012 Minimum [Member] Formulas and Technology [Member]	Dec. 31, 2012 Maximum [Member] Contracts [Member]	Dec. 31, 2012 Maximum [Member] Formulas and Technology [Member]	Mar. 05, 2010 Afton Chemical Corporation [Member] Polartech [Member]	Dec. 31, 2008 Afton Chemical Corporation [Member] GE Water and Process Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, goodwill									$ 4,200,000	$ 900,000
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0
Estimated economic life, in years			20 years	10 years	1 year 6 months	5 years	10 years	20 years